Condensed Balance Sheets (Parenthetical) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Assets [Abstract]
Allowance for doubtful accounts	$ 17,737	$ 10,718	$ 0
Preferred Stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred Stock, shares issued	0	0	0
Preferred Stock, shares outstanding	0	0	0
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	290,000,000	290,000,000	290,000,000
Common Stock, shares issued	34,642,720	34,268,736	26,733,356
Common Stock, shares outstanding	34,642,720	34,268,736	26,733,356